Stock Based Compensation Plans:	6 Months Ended
Jun. 30, 2014
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 9.          Stock Based Compensation Plans:

Equity Incentive Plan

On June 27, 2012, the shareholders approved the 2012 Equity Incentive Plan (the "2012 Plan") to replace the Company's previous equity incentive plans. In 2014, the Board amended and restated the 2012 Plan changing the maximum number of Class A Shares issuable under options granted under the 2012 Plan from a “rolling” 10% of the outstanding Class A Shares to a fixed number of 7,550,000 Class A Shares. As of June 30, 2014 there were 2,144,500 options available for grant. The grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Company's board of directors.

Share option transactions for the six months ended June 30, 2014 and 2013 were as follows:

	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,443,000	$ 2.21	6,753,188	$ 1.77
Options exercised	(37,500)	1.82	(1,488,520)	0.43
Options granted	-	-	250,000	3.00
Options outstanding - end of period	5,405,500	$ 2.21	5,514,668	$ 2.19

Options exercisable - end of period	4,455,500	$ 2.28	3,895,918	$ 2.32

The following table relates to stock options at June 30, 2014:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,585,000	$1.82	$3,955,050	1.51	2,585,000	$1.82	$3,955,050	1.51
$1.92 - $1.92	950,000	$1.92	1,358,500	6.94	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	745,430	2.59	1,620,500	$2.89	745,430	2.59
$3.00 - $3.00	250,000	$3.00	87,500	3.95	250,000	$3.00	87,500	3.95
$1.82 - $3.00	5,405,500	$2.21	$6,146,480	2.90	4,455,500	$2.28	$4,787,980	2.04

No new options were granted during the six months ended June 30, 2014. The Company recorded non-cash compensation expense during the six months ended June 30, 2014 and 2013 of Nil and $0.5 million, respectively for stock options granted in 2013 and prior periods.

During the six months ended June 30, 2013 the Company granted 250 thousand options. The weighted average fair value of the options granted in 2013 was calculated at $0.98. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.34%
Expected term	2.0 years
Expected volatility	59%
Dividend yield	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas Project or in the event of a change of control.  The Company's Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of June 30, 2014 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.